Structured entities (Tables)	12 Months Ended
Sep. 30, 2023
Structured entities
Schedule of the Group's interests in unconsolidated structured entities and its maximum exposure to loss in relation to those interests

	Investment in
	third party
	mortgage and			Interest
	other	Financing to	Group	in other
Consolidated	asset-backed	securitisation	managed	structured
$m	securities[1]	vehicles	funds	entities	Total
2023
Assets
Trading securities and financial assets measured at FVIS	1,436	-	2	1,989	3,427
Investment securities	6,538	-	-	-	6,538
Loans	-	26,176	-	22,439	48,615
Other financial assets	1	-	54	-	55
Assets held for sale	-	-	-	-	-
Total on-balance sheet exposures	7,975	26,176	56	24,428	58,635
Total notional amounts of off-balance sheet exposures	-	9,269	-	7,930	17,199
Maximum exposure to loss	7,975	35,445	56	32,358	75,834
Size of structured entities[2]	71,193	35,445	16,352	49,943	172,933

2022
Assets
Trading securities and financial assets measured at FVIS[3]	2,467	-	1	100	2,568
Investment securities	4,996	-	-	-	4,996
Loans[3]	-	28,852	-	22,767	51,619
Other financial assets	1	-	67	-	68
Assets held for sale	-	-	20	-	20
Total on-balance sheet exposures	7,464	28,852	88	22,867	59,271
Total notional amounts of off-balance sheet exposures[3]	-	7,051	14	7,411	14,476
Maximum exposure to loss[3]	7,464	35,903	102	30,278	73,747
Size of structured entities[2,3]	69,883	35,903	65,602	45,440	216,828

1.	The Group’s interests in third-party mortgages and other asset-backed securities are senior tranches of notes and are investment grade rated.
2.

Represents either the total assets or market capitalisation of the entity, or if not available, the Group’s total committed exposure (for lending arrangements and external debt and equity holdings), funds under management (for Group managed funds) or the total value of notes on issue (for investments in third-party asset-backed securities).

3.	Comparative amounts have been revised to align to current year presentation.